3. INVESTMENT SECURITIES: Schedule of Investment Securities, Fair Value and Unrealized Losses (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
US States and Political Subdivisions Debt Securities
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value	$ 1,206,656	$ 23,436,091
Available-for-sale Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss	(18,941)	(328,667)
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	986,642	63,308,903
Available-for-sale Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss	(5,151)	(4,082,022)
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value	2,193,298	86,744,994
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Loss	$ (24,092)	(4,410,689)
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, Less than 12 Months, Fair Value		400,812
Held-to-maturity Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Loss		(5,110)
Debt Securities, Held-to-maturity, Continuous Unrealized Loss Position, 12 Months or Longer, Fair Value		0
Held-to-maturity Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Loss		0
Debt Securities, Held-to-maturity, Unrealized Loss Position, Fair Value		400,812
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Loss		(5,110)
Securities, Continuous Unrealized Loss Position, Less than Twelve Months, Fair Value		23,836,903
Securities, Continuous Unrealized Loss Position, Less than 12 Months, Aggregate Losses		(333,777)
Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value		63,308,903
Securities, Continuous Unrealized Loss Position, 12 Months or Longer, Aggregate Losses		(4,082,022)
Securities, Continuous Unrealized Loss Position, Fair Value		87,145,806
Continuous Unrealized Loss Position, Aggregate Losses		$ (4,415,799)